Loan Payables (Tables)	12 Months Ended
Apr. 30, 2023
Loan payables [Abstact]
Schedule of company’s loans
Lender	Due date	April 30, 2023	April 30, 2022
American First National Bank	March 2, 2024	$307,798	$645,157
U.S. Small Business Administration	June 15, 2050	2,624,329	2,649,700
Total loan payables		2,932,127	3,294,857
Current portion of loan payables		(370,828)	(498,252)
Non-current loan payables		$2,561,299	$2,796,605

Schedule of small business administration
Borrower	Due date	April 30, 2023	April 30, 2022
Maison Monrovia	June 15, 2050	$148,574	$149,900
Maison San Gabriel	June 15, 2050	1,980,725	1,999,900
Maison El Monte	June 15, 2050	495,030	499,900
Total SBA loan payables		$2,624,329	$2,649,700

Schedule of future minimum principal amount of loan payments
Year Ending April 30,	Amount
2024	$63,030
2025	65,097
2026	67,243
2027	69,471
2028	71,784
Thereafter	2,287,704
Total	$2,624,329